Filed under Rule 497(e) and 497(k)
Registration No. 333-53589

VALIC Company II

Large Cap Value Fund

Capital Appreciation Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated March 9, 2018, to each Fund’s Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”) dated January 1, 2018, as supplemented and amended to date

All reference to “The Boston Company Asset Management, LLC” or “The Boston Company” is hereby deleted and replaced with “BNY Mellon Asset Management North America Corporation”.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus and SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.